Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000017607 | U.S. Treasury Bill9264766
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017607 | Novartis AG9264925
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017607 | Roche Holding AG9264928
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017607 | HSBC Holdings PLC9264111
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017607 | Equinor ASA9264643
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017607 | GSK PLC9264101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017607 | ING Groep NV9264616
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017607 | Sanofi SA9265096
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017607 | BASF SE9264950
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017607 | Daimler Truck Holding AG9264960
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017607 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017607 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017607 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017607 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017607 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017607 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017607 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017607 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017607 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017607 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017607 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017607 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000017606 | U.S. Treasury Bill9264766
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017606 | Novartis AG9264925
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017606 | Roche Holding AG9264928
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017606 | HSBC Holdings PLC9264111
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017606 | Equinor ASA9264643
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017606 | GSK PLC9264101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017606 | ING Groep NV9264616
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017606 | Sanofi SA9265096
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017606 | BASF SE9264950
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017606 | Daimler Truck Holding AG9264960
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017606 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017606 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017606 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017606 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017606 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017606 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017606 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017606 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017606 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017606 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017606 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017606 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000147407 | U.S. Treasury Bill9264766
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147407 | Novartis AG9264925
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147407 | Roche Holding AG9264928
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147407 | HSBC Holdings PLC9264111
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147407 | Equinor ASA9264643
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147407 | GSK PLC9264101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147407 | ING Groep NV9264616
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147407 | Sanofi SA9265096
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147407 | BASF SE9264950
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147407 | Daimler Truck Holding AG9264960
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147407 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147407 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147407 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147407 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147407 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147407 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147407 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000147407 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147407 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147407 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000147407 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000147407 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000017609 | Taiwan Semiconductor Manufacturing Co Ltd9247236
Holdings [Line Items]
Percent of Total Investments	9.90%
C000017609 | Samsung Electronics Co Ltd9248116
Holdings [Line Items]
Percent of Total Investments	4.50%
C000017609 | Tencent Holdings Ltd9248052
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017609 | SK hynix Inc9248134
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017609 | Alibaba Group Holding Ltd9247610
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017609 | Taiwan Semiconductor Manufacturing Co Ltd9247325
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017609 | Samsung Electronics Co Ltd9246953
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017609 | Naspers Ltd9247387
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017609 | Delta Electronics Inc9247168
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017609 | Grupo Financiero Banorte SAB de CV9248154
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017609 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017609 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017609 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017609 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017609 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017609 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017609 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017609 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017609 | India
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017609 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017609 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000017609 | China
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000147409 | Taiwan Semiconductor Manufacturing Co Ltd9247236
Holdings [Line Items]
Percent of Total Investments	9.90%
C000147409 | Samsung Electronics Co Ltd9248116
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147409 | Tencent Holdings Ltd9248052
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147409 | SK hynix Inc9248134
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147409 | Alibaba Group Holding Ltd9247610
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147409 | Taiwan Semiconductor Manufacturing Co Ltd9247325
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147409 | Samsung Electronics Co Ltd9246953
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147409 | Naspers Ltd9247387
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147409 | Delta Electronics Inc9247168
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147409 | Grupo Financiero Banorte SAB de CV9248154
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147409 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147409 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147409 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147409 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147409 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147409 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147409 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147409 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147409 | India
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000147409 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000147409 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000147409 | China
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000017608 | Japan Government Thirty Year Bond9265176
Holdings [Line Items]
Percent of Total Investments	3.80%
C000017608 | French Republic Government Bond9265187
Holdings [Line Items]
Percent of Total Investments	3.60%
C000017608 | German Federal Government Bond9265185
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017608 | United Kingdom Gilt9265188
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017608 | Spanish Government Bond9265186
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017608 | U.S. Treasury Note9265177
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017608 | Japan Government Two Year Bond9265175
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017608 | U.S. Treasury Note9246314
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017608 | U.S. Treasury Note9246311
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017608 | Province of British Columbia Canada9246784
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017608 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017608 | Country_Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017608 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017608 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017608 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017608 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017608 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017608 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017608 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017608 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017608 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147408 | Japan Government Thirty Year Bond9265176
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147408 | French Republic Government Bond9265187
Holdings [Line Items]
Percent of Total Investments	3.60%
C000147408 | German Federal Government Bond9265185
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147408 | United Kingdom Gilt9265188
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147408 | Spanish Government Bond9265186
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147408 | U.S. Treasury Note9265177
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147408 | Japan Government Two Year Bond9265175
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147408 | U.S. Treasury Note9246314
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147408 | U.S. Treasury Note9246311
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147408 | Province of British Columbia Canada9246784
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147408 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147408 | Country_Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147408 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147408 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000147408 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000147408 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147408 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147408 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000147408 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147408 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147408 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017610 | Republic of South Africa Government Bond9248537
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017610 | Peru Government Bond9248587
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017610 | Malaysia Government Bond9248657
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017610 | Petroleos Mexicanos9248869
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017610 | Mexican Bonos9248577
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Republic of South Africa Government Bond9248534
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Mexican Bonos9250314
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Republic of Poland Government Bond9248671
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Brazilian Government International Bond9248451
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Mexican Bonos9250311
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017610 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017610 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017610 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017610 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017610 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017610 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017610 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017610 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017610 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017610 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017610 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147410 | Republic of South Africa Government Bond9248537
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147410 | Peru Government Bond9248587
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147410 | Malaysia Government Bond9248657
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147410 | Petroleos Mexicanos9248869
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147410 | Mexican Bonos9248577
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Republic of South Africa Government Bond9248534
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Mexican Bonos9250314
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Republic of Poland Government Bond9248671
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Brazilian Government International Bond9248451
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Mexican Bonos9250311
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147410 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147410 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147410 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147410 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147410 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147410 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147410 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147410 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147410 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147410 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147410 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.20%